Leases - Schedule of Future Minimum Lease Receivables Leases to Third-Parties (FY) (Details) - USD ($) $ in Thousands			12 Months Ended
		Aug. 11, 2023	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023
Operating Leased Assets [Line Items]
Lease, expiration date		Oct. 31, 2024
Cash Annual rent, per agreement			$ 5,177	$ 5,249	$ 6,657
Eaglewood Village
Operating Leased Assets [Line Items]
Operator Affiliation	[1],[2]		Aspire Regional Partners
Lease, expiration date			Nov. 30, 2028
Cash Annual rent, per agreement			$ 630
Eaglewood Care Center
Operating Leased Assets [Line Items]
Operator Affiliation	[2]		Aspire Regional Partners
Lease, expiration date			Nov. 30, 2028
Cash Annual rent, per agreement			$ 841
Southland Healthcare and Rehabilitation Center
Operating Leased Assets [Line Items]
Operator Affiliation	[2],[3]		Beacon Health Management
Lease, expiration date			Oct. 31, 2024
Cash Annual rent, per agreement			$ 516
Hearth And Care Of Greenfield
Operating Leased Assets [Line Items]
Operator Affiliation	[2]		Aspire Regional Partners
Lease, expiration date			Nov. 30, 2028
Cash Annual rent, per agreement			$ 376
The Pavilion Care Center
Operating Leased Assets [Line Items]
Operator Affiliation	[2]		Aspire Regional Partners
Lease, expiration date			Nov. 30, 2028
Cash Annual rent, per agreement			$ 352
Autumn Breeze
Operating Leased Assets [Line Items]
Operator Affiliation	[2],[4]		C.R. Management
Cash Annual rent, per agreement			$ 1,010
Autumn Breeze Healthcare Center
Operating Leased Assets [Line Items]
Lease, expiration date			Sep. 30, 2030
Coosa Valley Health Care
Operating Leased Assets [Line Items]
Operator Affiliation	[2]		C.R. Management
Lease, expiration date			Aug. 31, 2030
Cash Annual rent, per agreement			$ 1,126
Georgetown Healthcare & Rehabilitation
Operating Leased Assets [Line Items]
Cash Annual rent, per agreement			351
Sumter Valley Nursing and Rehab Center
Operating Leased Assets [Line Items]
Cash Annual rent, per agreement			$ 614
Georgetown Health
Operating Leased Assets [Line Items]
Operator Affiliation	[2],[5]		Oak Hollow Healthcare Management
Lease, expiration date			Oct. 31, 2032
Sumter Valley Nursing
Operating Leased Assets [Line Items]
Operator Affiliation	[2]		Oak Hollow Healthcare Management
Lease, expiration date			Oct. 31, 2032
Owned Facilities
Operating Leased Assets [Line Items]
Cash Annual rent, per agreement			$ 5,816
Covington Care Center
Operating Leased Assets [Line Items]
Operator Affiliation	[2]		Aspire Regional Partners
Lease, expiration date			Nov. 30, 2028
Cash Annual rent, per agreement			$ 841
Leased Facilities
Operating Leased Assets [Line Items]
Cash Annual rent, per agreement			$ 841

[1]	Aspire Regional Partners represents 46% of Real Estate 2025 cash rent.
[2]	Represents the number of facilities which are leased or subleased to separate tenants, which tenants are affiliates of the entity named in the table above.
[3]	The lease with Beacon Health Management was terminated in February 2025.
[4]	C.R. Management represents 32% of Real Estate 2025 cash rent.
[5]	The lease with Oak Hollow Healthcare Management was terminated in Mach 2025.